SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Biological assets (Details)	12 Months Ended
Jun. 30, 2022
Minimum
Disclosure of detailed information about biological assets [line items]
Period from moment of sowing until the moment of harvest	5 months
Maximum
Disclosure of detailed information about biological assets [line items]
Period from moment of sowing until the moment of harvest	7 months